Revenue - Summary of Transaction Price Allocated to Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 1,618	€ 439
Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	2,191	2,162
Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,811	5,194
Within 1 year [member] | Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	383	383
Within 1 year [member] | Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	884	851
Within 1 year [member] | Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	497	179
Later than one year [member] | Sale of the License for Natuzzi Trademarks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,428	4,811
Later than one year [member] | Natuzzi Display System [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,307	1,311
Later than one year [member] | Service type warranties [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 1,121	€ 260